                                THE VALIANT FUND





                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                THE VALIANT FUND
                      U.S. TREASURY MONEY MARKET PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 1997 (UNAUDITED)


                                                                                                                     VALUE
     PAR VALUE                                                                                                     (NOTE 1)
     ---------                                                                                                     --------

U.S. TREASURY BILLS (A)- 29.2%

$    45,000,000     5.070%, 04/17/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    44,702,137
     15,000,000     4.960%, 05/15/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,845,000
     10,000,000     5.050%, 07/03/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,826,056
     10,000,000     5.100%, 07/24/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,794,583
     10,000,000     5.040%, 09/18/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,718,600
      2,000,000     5.160%, 09/18/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,942,380
     10,000,000     5.080%, 10/16/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,676,856
     26,000,000     5.125%, 10/16/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           25,152,382
     10,000,000     5.120%, 11/13/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,634,489
                                                                                                              ---------------

                    Total U.S. Treasury Bills. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          135,292,483
                                                                                                              ---------------

REPURCHASE AGREEMENTS - 70.8%

    112,000,000     First Boston Corp.
                    5.350%, 03/03/97, Dated 02/28/97, Repurchase Price $112,049,933
                    (Collateralized by U.S. Treasury Notes ranging in rates from 5.00% to 7.50%, and ranging in maturities from 01/31/98 to 05/15/05; combined total par value
                    $113,210,000; valued at $115,768,852)  . . . . . . . . . . . . . . . . . . . . . . .          112,000,000
     10,435,000     Goldman, Sachs & Co., Inc.
                    5.300%, 03/03/97, Dated 02/28/97, Repurchase Price $l0,439,609
                    (Collateralized by U.S. Treasury Note, 6.25%, due 02/15/07,
                    total par value $10,875,000; valued at $10,644,412)  . . . . . . . . . . . . . . . .           10,435,000
    114,000,000     J.P. Morgan & Co., Inc.
                    5.375%, 03/03/97, Dated 02/28/97, Repurchase Price $114,051,063
                    (Collateralized by U.S. Treasury Note, 7.00%, due 07/15/06; total par value
                    $112,353,000; valued at $116,280,107)  . . . . . . . . . . . . . . . . . . . . . . .          114,000,000
     91,000,000     Morgan Stanley Group, Inc.
                    5.330%, 03/03/97, Dated 02/28/97, Repurchase Price $91,040,419
                    (Collateralized by U.S. Treasury Note, 7.875% & U.S. Treasury Bond,11.875%,
                    due 04/15/98 & 11/15/03; total par value $32,315,000 & $44,640,000; valued at
                    $33,991,892 & $59,048,188) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           91,000,000
                                                                                                              ---------------

                    Total Repurchase Agreements. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          327,435,000
                                                                                                              ---------------

                    Total Investments -  100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   462,727,483
                    (Cost $462,727,483)*                                                                      ---------------
                                                                                                              ---------------


---------------

(A)  Rate represents annualized yield to maturity at date of purchase
     (unaudited).
*    Aggregate cost for Federal tax purposes.


                        SEE NOTES TO FINANCIAL STATEMENTS

                                THE VALIANT FUND
                         GENERAL MONEY MARKET PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 1997 (UNAUDITED)


                                                                                                                     VALUE
     PAR VALUE                                                                                                     (NOTE 1)
     ---------                                                                                                     --------

BANKERS' ACCEPTANCE NOTICES (A) - 7.5%

                    Bank of New York
$     9,000,000     5.300%, 04/11/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $     8,945,675
                                                                                                              ---------------

                    Corestates (Phil Nat'l) Bank
      6,100,000     5.290%, 03/14/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,088,347
      5,000,000     5.310%, 04/22/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,961,650
      5,000,000     5.260%, 05/13/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,946,670
                                                                                                              ---------------

                                                                                                                   15,996,667
                                                                                                              ---------------

                    Republic National Bank of NY
      1,450,000     5.290%, 03/03/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,449,574
      1,300,000     5.290%, 04/07/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,292,932
      4,600,000     5.290%, 04/09/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,573,638
                                                                                                              ---------------

                                                                                                                    7,316,144
                                                                                                              ---------------

                    Total Bankers' Acceptance Notices. . . . . . . . . . . . . . . . . . . . . . . . . .           32,258,486
                                                                                                              ---------------


COMMERCIAL PAPER (A) - 50.8%

                    AEROSPACE - 1.0%

                    Allied Signal, Inc.
      4,300,000     5.260%, 03/04/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,298,115
                                                                                                              ---------------

                    CHEMICALS - 4.6%

                    Dupont (E I) De Nemours & Co.
     10,000,000     5.250%, 05/05/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,905,208
                                                                                                              ---------------

                    Great Lakes Chemical Corp.
     10,000,000     5.240%, 03/31/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,956,334
                                                                                                              ---------------

                                                                                                                   19,861,542
                                                                                                              ---------------

                    DRUGS & HEALTH CARE - 3.5%

                    Abbott Laboratories
     15,000,000     5.220%, 04/28/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,873,850
                                                                                                              ---------------


                       SEE NOTES TO FINANCIAL STATEMENTS


                                       3


                                                                                                                     VALUE
     PAR VALUE                                                                                                     (NOTE 1)
     ---------                                                                                                     --------

COMMERCIAL PAPER-(CONTINUED)

                    FINANCIAL SERVICES - 3.3%

                    Ford Motor Credit Co.
$     9,124,000     5.280%, 03/03/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $     9,121,324
      5,000,000     5.220%, 03/21/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,985,500
                                                                                                              ---------------

                                                                                                                   14,106,824
                                                                                                              ---------------

                    FOOD PRODUCTS - 14.7%

                    Coca Cola Co.
     10,000,000     5.240%, 03/07/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,991,267
                                                                                                              ---------------

                    General Mills, Inc.
      6,000,000     5.250%, 03/20/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,983,375
                                                                                                              ---------------

                    H.J. Heinz Co.
      4,000,000     5.280%, 03/07/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,996,480
      5,950,000     5.250%, 04/10/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,915,292
                                                                                                              ---------------

                                                                                                                    9,911,772
                                                                                                              ---------------

                    PepsiCo, Inc.
     18,000,000     5.230%, 03/03/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           17,994,770
                                                                                                              ---------------

                    Sara Lee Corp.
     13,500,000     5.230%, 03/12/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           13,478,426
      6,000,000     5.280%, 03/27/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,977,120
                                                                                                              ---------------

                                                                                                                   19,455,546
                                                                                                              ---------------

                                                                                                                   63,336,730
                                                                                                              ---------------

                    INSURANCE - 2.5%

                    AIG Funding, Inc.
     10,750,000     5.220%, 03/10/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,735,971
                                                                                                              ---------------

                    INTERNATIONAL OIL - 2.3%

                    Sonoco Products Co.
     10,000,000     5.260%, 03/04/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,995,617
                                                                                                              ---------------


                       SEE NOTES TO FINANCIAL STATEMENTS


                                       4


                                                                                                                     VALUE
     PAR VALUE                                                                                                     (NOTE 1)
     ---------                                                                                                     --------

COMMERCIAL PAPER-(CONTINUED)

                    LEISURE TIME - 4.1%

                    Walt Disney Co.
$     5,000,000     5.220%, 05/30/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $     4,934,750
      5,000,000     5.320%, 06/09/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,926,111
      8,000,000     5.280%, 06/11/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,880,320
                                                                                                              ---------------

                                                                                                                   17,741,181
                                                                                                              ---------------

                    NON-BANK FINANCE - 6.6%

                    IBM Credit Corp.
     12,000,000     5.270%, 03/07/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,989,460
      8,000,000     5.300%, 03/31/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,964,667
                                                                                                              ---------------

                                                                                                                   19,954,127
                                                                                                              ---------------

                    Transamerica Finance Corp., Inc.
      8,500,000     5.330%, 04/01/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,460,987
                                                                                                              ---------------

                                                                                                                   28,415,114
                                                                                                              ---------------

                    PAPER - 2.5%

                    Weyerhaeuser Co.
     11,000,000     5.250%, 04/22/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,916,583
                                                                                                              ---------------

                    TELECOMMUNICATIONS - 4.6%

                    Pacific Bell
     20,000,000     5.370%, 03/03/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,994,033
                                                                                                              ---------------

                    UTILITIES - 1.2%

                    PacifiCorp
      5,000,000     5.310%, 03/18/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,987,462
                                                                                                              ---------------

                    Total Commercial Paper . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          219,263,022
                                                                                                              ---------------


                       SEE NOTES TO FINANCIAL STATEMENTS


                                       5


                                                                                                                     VALUE
     PAR VALUE                                                                                                     (NOTE 1)
     ---------                                                                                                     --------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A) - 16.6%

                    Federal Home Loan Bank
$    38,000,000     5.240%, 07/18/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    37,231,176
                    Federal National Mortgage Assoc.
     25,000,000     5.240%, 04/18/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           24,825,333
                    U.S. Treasury Bill
     10,000,000     5.120%, 11/13/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,634,489
                                                                                                              ---------------

          Total U.S. Government and Agency Obligations . . . . . . . . . . . . . . . . . . . . . . . . .           71,690,998
                                                                                                              ---------------


REPURCHASE AGREEMENTS - 25.1%

     37,000,000     First Boston Corp.
                    5.350%, 03/03/97, Dated 02/28/97, Repurchase Price $37,016,496
                    (Collateralized by U.S. Treasury Notes, ranging in rates from 5.625%
                    to 6.50%, and ranging in maturities from 07/31/00 to 08/15/05; combined
                    total par value of $37,984,000; valued at $37,930,337) . . . . . . . . . . . . . . .           37,000,000
     36,435,000     J.P. Morgan & Co., Inc.
                    5.375%, 03/03/97, Dated 02/28/97, Repurchase Price $36,451,320
                    (Collateralized by U.S. Treasury Note, 6.50%, due 10/15/06; total par
                    value $36,568,000; valued at $37,164,670)  . . . . . . . . . . . . . . . . . . . . .           36,435,000
     35,000,000     Morgan Stanley Group, Inc.
                    5.330%, 03/03/97, Dated 02/28/97, Repurchase Price $35,015,546
                    (Collateralized by U.S. Treasury Note, 7.50%; due 02/15/05; total par
                    value $33,795,000; valued at $35,820,752)  . . . . . . . . . . . . . . . . . . . . .           35,000,000

                    Total Repurchase Agreements. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          108,435,000
                                                                                                              ---------------

                    Total Investments - 100.0% . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   431,647,506
                    (Cost $431,647,506)*                                                                      ---------------
                                                                                                              ---------------


---------------

(A)  Rate represents annualized yield to maturity at date of purchase
     (unaudited).
*    Aggregate cost for Federal tax purposes.


                        SEE NOTES TO FINANCIAL STATEMENTS

                                THE VALIANT FUND
                       TAX- EXEMPT MONEY MARKET PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 1997 (UNAUDITED)


                                                                                                                     VALUE
     PAR VALUE                                                                                                     (NOTE 1)
     ---------                                                                                                     --------

MUNICIPAL BONDS AND NOTES - 100.0%

                    ALASKA - 2.1%

$     5,000,000     Alaska Housing Finance Corporation
                    Series C
                    3.400%, 06/01/26***
                    SBPA: Swiss Bank Corp  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $     5,000,000
                                                                                                              ---------------

                    CALIFORNIA - 3.8%

      9,025,000     California State, RANS
                    Series A
                    4.500%, 06/30/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,051,936
                                                                                                              ---------------

                    COLORADO - 3.9%

      5,000,000     Colorado Health Facilities
                    Sisters of Charity Health Care
                    3.300%, 05/15/25**
                    LOC: Toronto Dominion Bank . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000
      1,130,000     Colorado Springs Company Utility Revenue
                    6.000%, 11/15/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,148,894
      3,200,000     Regional Transportation District
                    Passenger Fare Revenue, Series 86A
                    3.350%, 06/01/99
                    LOC: Credit Local de France  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,200,000
                                                                                                              ---------------

                                                                                                                    9,348,894
                                                                                                              ---------------

                    CONNECTICUT - 3.0%

      3,000,000     Connecticut State Housing Finance Authority
                    Series A3
                    3.600%, 04/10/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000
      4,200,000     Connecticut State Special Assessment
                    Unemployment Compensation, Series C
                    3.900%, 07/01/97**
                    SBPA: FGIC Securities Purchase, Inc. . . . . . . . . . . . . . . . . . . . . . . . .            4,200,000
                                                                                                              ---------------

                                                                                                                    7,200,000
                                                                                                              ---------------


                       SEE NOTES TO FINANCIAL STATEMENTS


                                       7


                                                                                                                     VALUE
     PAR VALUE                                                                                                     (NOTE 1)
     ---------                                                                                                     --------

                    DELAWARE - 1.3%

$     3,000,000     Delaware State
                    Series A
                    5.000%, 01/01/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      3,032,485
                                                                                                              ---------------


                    FLORIDA - 7.1%

      8,000,000     Dade County Water & Sewer Revenue Systems
                    3.250%, 10/05/22***
                    SBPA: Commerzbank  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,000,000
      2,940,000     Florida Municipal Power Agency
                    Series A
                    3.350%, 03/11/97
                    LOC: First Union Bank  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,940,000
      1,500,000     Florida Municipal Power Agency
                    Series A
                    3.400%, 03/13/97
                    LOC: First Union Bank  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,500,000
      1,628,000     Gainesville Utilities Systems
                    Series C
                    3.500%, 05/07/97
                    LINE: Bank of America, Suntrust Bank . . . . . . . . . . . . . . . . . . . . . . . .            1,628,000
      3,000,000     Gainesville Utilities Systems
                    Series C
                    3.400%, 05/13/97
                    LINE: Bank of America, Suntrust Bank . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000
                                                                                                              ---------------

                                                                                                                   17,068,000
                                                                                                              ---------------

                    GEORGIA - 5.1%

      4,000,000     De Kalb Private Hospital Authority
                    (Egelston Childrens Hospital), Series B
                    3.350%, 03/01/24***
                    LOC: Trust Company Bank  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,000,000
      1,000,000     De Kalb Private Hospital Authority
                    (Egleston Childrens Hospital Project) 95A
                    3.350%, 12/01/17***
                    LOC: Suntrust Bank . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,000,000
      2,800,000     Georgia Municipal Gas Authority Revenue
                    Gas Portfolio I Series A
                    3.350%, 11/01/06
                    LOC: Wachovia, Credit Suisse, Morgan Guaranty, ABN AMRO  . . . . . . . . . . . . . .            2,800,000
      3,600,000     Georgia Municipal Gas Authority Revenue
                    Southern Portfolio I Project B
                    3.300%, 03/07/97
                    LOC: Wachovia Bank . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,600,000


                       SEE NOTES TO FINANCIAL STATEMENTS


                                       8


                                                                                                                     VALUE
     PAR VALUE                                                                                                     (NOTE 1)
     ---------                                                                                                     --------

                    GEORGIA- (CONTINUED)

$       900,000     Georgia Municipal Gas Authority Revenue
                    Southern Portfolio I Project D
                    3.350%, 03/10/97
                    LOC: Wachovia Bank . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       900,000
                                                                                                              ---------------

                                                                                                                   12,300,000
                                                                                                              ---------------



                    HAWAII - 1.4%

      2,400,000     Hawaii Department of Budget & Finance
                    Kaiser Permanente, Series 84B
                    3.650%, 03/03/97** . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,400,000
      1,000,000     Hawaii Department of Budget & Finance
                    Kaiser Permanente, Series 84B
                    3.500%, 09/01/97** . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,000,000
                                                                                                              ---------------

                                                                                                                    3,400,000
                                                                                                              ---------------

                    ILLINOIS - 3.5%

      3,000,000     Chicago Illinois GO
                    Tender Notes
                    3.550%, 10/31/97
                    LOC: Landesban Hessen-Thueringer GZ  . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000
      2,500,000     Chicago Illinois GO
                    Tender Notes
                    3.650%, 02/05/98
                    LOC: Morgan Guaranty . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,500,000
      3,000,000     Illinois Health Facilities
                    (Advocate Health) Series B
                    3.450%, 08/15/22
                    LINE: First National Bank Chicago  . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000
                                                                                                              ---------------

                                                                                                                    8,500,000
                                                                                                              ---------------

                    KANSAS - 4.9%

     11,900,000     Kansas Department of Transportation Highway Revenue
                    Series B
                    3.250%, 09/01/14***. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,900,000
                                                                                                              ---------------

                    MASSACHUSETTS - 1.7%

      1,800,000     Massachusetts Bay Transportation Authority
                    84A
                    3.625%, 03/03/97**
                    LOC: State Street Bank & Trust Co. . . . . . . . . . . . . . . . . . . . . . . . . .            1,800,000
                                                                                                              ---------------


                       SEE NOTES TO FINANCIAL STATEMENTS


                                       9


                                                                                                                     VALUE
     PAR VALUE                                                                                                     (NOTE 1)
     ---------                                                                                                     --------

                    MASSACHUSETTS- (CONTINUED)

$     2,250,000     Massachusetts Bay Transportation Authority
                    84A
                    3.450%, 09/02/97**
                    LOC: State Street Bank & Trust Co. . . . . . . . . . . . . . . . . . . . . . . . . .      $     2,250,000
                                                                                                              ---------------

                                                                                                                    4,050,000
                                                                                                              ---------------

                    MICHIGAN - 1.0%

      2,500,000     Michigan Municipal Bond Authority Revenue
                    Series A
                    4.500%, 07/03/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,504,901
                                                                                                              ---------------

                    MINNESOTA - 3.2%

      1,800,000     Rochester Health Care Facilities
                    Mayo Foundation/Medical Center
                    3.450%, 03/05/97
                    LOC: Credit Suisse . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,800,000
      2,000,000     Rochester Health Care Facilities
                    Mayo Foundation/Medical Center
                    3.350%, 04/03/97
                    LOC: Credit Suisse . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,000,000
      1,000,000     University of Minnesota Revenues
                    Full Faith & Credit Variable Series I
                    3.350%, 03/10/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,000,000
      3,000,000     University of Minnesota Revenues
                    Series F
                    3.350%, 03/18/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000
                                                                                                              ---------------

                                                                                                                    7,800,000
                                                                                                              ---------------

                    MISSISSIPPI - 0.4%

        900,000     Jackson County Port Facility
                    Chevron USA Project
                    3.450%, 06/01/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              900,000
                                                                                                              ---------------

                    NEVADA - 2.9%

      7,000,000     Clark County Airport Improvement Authority Revenue
                    3.250%, 07/01/25***
                    LOC: Toronto Dominion Bank, Union Bank Switzerland . . . . . . . . . . . . . . . . .            7,000,000
                                                                                                              ---------------

                    NEW JERSEY - 2.1%

      5,000,000     New Jersey, TRANS
                    Series 1997A
                    3.450%, 05/29/97
                    LOC: Union Bank Switzerland  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000
                                                                                                              ---------------


                       SEE NOTES TO FINANCIAL STATEMENTS


                                       10


                                                                                                                     VALUE
     PAR VALUE                                                                                                     (NOTE 1)
     ---------                                                                                                     --------

                    NEW MEXICO - 2.9%

$     4,000,000     Albuquerque Airport Authority Revenue
                    AMBAC
                    3.250%, 07/01/14***. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $     4,000,000
      2,900,000     Hurley PCR
                    (British Petroleum)
                    3.700%, 12/01/15***. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,900,000
                                                                                                              ---------------

                                                                                                                    6,900,000
                                                                                                              ---------------

                    NEW YORK - 6.0%

      5,000,000     New York City Municipal Water Finance Authority
                    3.100%, 06/15/23
                    LIQ: FGIC Securities Purchase, Inc.  . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000
      1,700,000     New York City Municipal Water Finance Authority
                    Revenue Bonds
                    3.500%, 06/15/24
                    FGIC Insurance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,700,000
      1,280,000     New York City Municipal Water Finance Authority
                    Water and Sewer System, Series C
                    3.450%, 06/15/22
                    FGIC Insurance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,280,000
      5,500,000     New York City, RANS
                    Series B
                    4.500%, 06/30/97
                    LOC: Canadian Imperial Bank of Commerce, Bank of Nova Scotia, Commerzbank  . . . . .            5,517,110
        900,000     Port Authority New York & New Jersey Special Obligation
                    Adjustment Adjusted Versatile Structure Obligation 3
                    3.450%, 06/01/20
                    SBPA: Morgan Guaranty  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              900,000
                                                                                                              ---------------

                                                                                                                   14,397,110
                                                                                                              ---------------

                    NORTH CAROLINA - 2.6%

      6,200,000     Winston Salem Water & Sewer System
                    3.250%, 06/01/14***
                    SPBA: Wachovia Bank of N.C.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,200,000
                                                                                                              ---------------

                    PENNSYLVANIA - 1.2%

      3,000,000     Pennsylvania State
                    TANS
                    4.500%, 06/30/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,009,221
                                                                                                              ---------------


                       SEE NOTES TO FINANCIAL STATEMENTS


                                       11


                                                                                                                     VALUE
     PAR VALUE                                                                                                     (NOTE 1)
     ---------                                                                                                     --------

                    PUERTO RICO - 1.2%

$     3,000,000     Puerto Rico Commonwealth
                    TRANS, Series A
                    4.000%, 07/30/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $     3,007,019
                                                                                                              ---------------


                    RHODE ISLAND - 0.8%

      2,000,000     State of Rhode Island & Providence
                    Series 1996
                    3.350%, 04/11/97
                    LINE: Union Bank of Switzerland  . . . . . . . . . . . . . . . . . . . . . . . . . .            2,000,000
                                                                                                              ---------------

                    TENNESSEE - 3.3%

      6,600,000     Memphis Tennessee GO
                    Series A
                    3.300%, 08/01/03
                    SBPA: Westdeutchelandesbank  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,600,000
      1,400,000     Metro Nashville/Davidson County Health
                    (Vanderbilt University) 85A
                    3.650%, 01/15/98** . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,400,000
                                                                                                              ---------------

                                                                                                                    8,000,000
                                                                                                              ---------------

                    TEXAS - 14.5%

      1,000,000     Dallas Area Rapid Transit Authority
                    Series A
                    3.450%, 05/09/97
                    LOC: Credit Suisse, Swiss Bank Corp. . . . . . . . . . . . . . . . . . . . . . . . .            1,000,000
      5,300,000     Harris County Texas Health
                    3.450%, 12/01/25***
                    LINE: Morgan Guaranty  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,300,000
      4,200,000     Harris County Toll Road
                    Series H
                    3.250%, 08/01/20***
                    LINE: Morgan Guaranty Trust Co.  . . . . . . . . . . . . . . . . . . . . . . . . . .            4,200,000
      2,100,000     Lone Star Texas Airport Improvement Authority
                    American Airlines, Series A
                    3.500%, 12/01/14***
                    LOC: Royal Bank of Canada  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,100,000
      5,000,000     Lower Colorado River Authority Texas Revenue
                    Refunding Junior Lien 3rd Supply Series
                    3.250%, 01/01/13


                       SEE NOTES TO FINANCIAL STATEMENTS


                                       12


                                                                                                                     VALUE
     PAR VALUE                                                                                                     (NOTE 1)
     ---------                                                                                                     --------

                    TEXAS- (CONTINUED)


                    SBPA: Bayerische Landesbank GZ . . . . . . . . . . . . . . . . . . . . . . . . . . .      $     5,000,000
$     5,300,000     North Central Texas Health Facility
                    (Presbyterian Health) Series D MBIA
                    3.500%, 12/01/15***
                    SBPA: Nationsbank of Texas . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,300,000
     11,000,000     Texas State
                    TRANS
                    4.750%, 08/29/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,064,054
        900,000     Texas State Water Development Board
                    3.550%, 03/01/15***
                    LOC: Canadian Imperial Bank  . . . . . . . . . . . . . . . . . . . . . . . . . . . .              900,000
                                                                                                              ---------------

                                                                                                                   34,864,054
                                                                                                              ---------------

                    UTAH - 6.2%

      3,800,000     Emery County Utah, PCR
                    (Pacificorp) AMBAC
                    3.450%, 11/01/24***
                    SBPA: Bank of Nova Scotia  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,800,000
      4,700,000     Intermountain Power Agency
                    Power Supply Revenue, Series 85E
                    3.750%, 03/16/97**
                    LOC: Swiss Bank Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,700,000
      4,000,000     Intermountain Power Agency
                    Power Supply Revenue, Series 85F
                    3.750%, 03/16/97**
                    LOC: Swiss Bank Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,000,000
      2,500,000     Intermountain Power Agency
                    Power Supply Revenue, Series 85F
                    3.930%, 06/16/97**
                    LOC: Morgan Guaranty Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,500,000
                                                                                                              ---------------

                                                                                                                   15,000,000
                                                                                                              ---------------

                    VERMONT - 0.7%

      1,700,000     Vermont Education, Health & Buildings Finance Agency
                    Middlebury College
                    3.700%, 05/01/97** . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,700,000
                                                                                                              ---------------

                    WASHINGTON - 10.2%

      7,300,000     Seattle Water System Revenue
                    3.300%, 09/01/25***
                    LOC: Bayerische Landesbank . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,300,000

      2,000,000     Washington Health Care Facilities
                    Sisters Providence, Series D
                    3.500%, 10/01/05


                       SEE NOTES TO FINANCIAL STATEMENTS


                                       13


                                                                                                                     VALUE
     PAR VALUE                                                                                                     (NOTE 1)
     ---------                                                                                                     --------

                    LINE: Rabobank . . . . . . . .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . $2,000,000
$     4,900,000     Washington State GO
                    Series 96A
                    3.250%, 06/01/20
                    SBPA: Landesbank Hessen-Thueringen GZ  . . . . . . . . . . . . . . . . . . . . . . .            4,900,000
      6,400,000     Washington State GO
                    Series 96B
                    3.250%, 06/01/20
                    SBPA: Landesbank Hessen-Thueringen GZ  . . . . . . . . . . . . . . . . . . . . . . .            6,400,000
      2,000,000     Washington State Public Power Supply
                    3.250%, 07/01/17***
                    LINE: Bank of America  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,000,000
      2,000,000     Washington State Public Power Supply
                    3.500%, 07/01/17***
                    LINE: Bank of America  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,000,000
                                                                                                              ---------------

                                                                                                                   24,600,000
                                                                                                              ---------------

                    WISCONSIN - 2.9%

      3,000,000     Sheboygan, PCR
                    Wisconsin Electric Power Company
                    3.350%, 09/01/15***. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000
      4,100,000     Sheboygan, PCR
                    Wisconsin Power & Light
                    3.250%, 08/01/14***. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,100,000
                                                                                                              ---------------

                                                                                                                    7,100,000
                                                                                                              ---------------

                    Total Investments -  100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   240,833,620
                    (Cost $240,833,620)*                                                                      ---------------
                                                                                                              ---------------


*    Aggregate cost for Federal tax purposes.
**  Put bonds and notes have demand features which mature within one year.  The interest rate shown reflects the rate currently in effect.
*** Variable rate demand notes are payable upon not more than one, seven, or thirty days' notice. The interest rate shown reflects the rate currently in effect.


                       SEE NOTES TO FINANCIAL STATEMENTS

GLOSSARY OF TERMS

                                                                         VALUE
 PAR VALUE                                                             (NOTE 1)
 ---------                                                             --------

     AMBAC     =    American Municipal Bond Assurance Corp.
     FGIC      =    Financial Guaranty Insurance Corp.
     GO        =    General Obligations
     LIQ       =    Liquidity
     LINE      =    Bank Line of Credit Issued
     LOC       =    Letter of Credit
     MBIA      =    Municipal Bond Insurance Association
     PCR       =    Pollution Control Revenue
     RANS      =    Revenue Anticipation Notes
     SBPA      =    Standby Purchase Agreement
     TRANS     =    Tax and Revenue Anticipation Notes


                       SEE NOTES TO FINANCIAL STATEMENTS

                                   THE VALIANT FUND
                         STATEMENTS OF ASSETS AND LIABILITIES
                            FEBRUARY 28, 1997 (UNAUDITED)


                                                           U.S. TREASURY  U.S. TREASURY     GENERAL       TAX-EXEMPT
                                                            MONEY MARKET     INCOME       MONEY MARKET   MONEY MARKET
                                                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                             ---------      ---------      ---------      ---------
ASSETS:
     Investments (Note 1):
          Investments at value. . . . . . . . . . . . . .  $ 135,292,483  $          --  $ 323,212,506  $ 240,833,620
          Repurchase agreements . . . . . . . . . . . . .    327,435,000             --    108,435,000             --
                                                           -------------  -------------  -------------  -------------
               Total investments at value . . . . . . . .    462,727,483             --    431,647,506    240,833,620
     Cash . . . . . . . . . . . . . . . . . . . . . . . .            572         25,359            370         78,869
     Interest receivable. . . . . . . . . . . . . . . . .         48,674             --         16,120      1,665,399
     Deferred organization expense (Note 1) . . . . . . .         11,087         10,363          7,816          8,049
                                                           -------------  -------------  -------------  -------------
               Total Assets . . . . . . . . . . . . . . .    462,787,816         35,722    431,671,812    242,585,937
                                                           -------------  -------------  -------------  -------------


LIABILITIES:
     Dividends payable. . . . . . . . . . . . . . . . . .      1,779,681             --      1,317,068        600,579
     Payable for investments purchased. . . . . . . . . .             --             --             --      6,424,077
     Advisory fee payable (Note 2). . . . . . . . . . . .         73,984             --         60,566         38,089
     Distribution fee payable (Note 2). . . . . . . . . .         94,734             --          1,829             --
     Payable to Adviser . . . . . . . . . . . . . . . . .         11,087         10,363          7,816          8,049
                                                           -------------  -------------  -------------  -------------
               Total Liabilities. . . . . . . . . . . . .      1,959,486         10,363      1,387,279      7,070,794
                                                           -------------  -------------  -------------  -------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .  $ 460,828,330  $      25,359  $ 430,284,533  $ 235,515,143
                                                           -------------  -------------  -------------  -------------
                                                           -------------  -------------  -------------  -------------

NET ASSETS CONSIST OF:
     Paid-in capital (Note 4) . . . . . . . . . . . . . .  $ 460,824,790  $      25,359  $ 430,560,623  $ 235,614,709
     Accumulated net realized gain (loss) on
          investments sold. . . . . . . . . . . . . . . .          3,540             --       (276,090)       (99,566)
                                                           -------------  -------------  -------------  -------------
               Total Net Assets . . . . . . . . . . . . .  $ 460,828,330  $      25,359  $ 430,284,533  $ 235,515,143
                                                           -------------  -------------  -------------  -------------
                                                           -------------  -------------  -------------  -------------

SHARES OF BENEFICIAL INTEREST OUTSTANDING:
     Class A. . . . . . . . . . . . . . . . . . . . . . .     79,986,514         25,359    421,365,268    235,614,709
     Class B. . . . . . . . . . . . . . . . . . . . . . .    281,355,158             --      9,195,355             --
     Class C. . . . . . . . . . . . . . . . . . . . . . .             --             --             --             --
     Class D. . . . . . . . . . . . . . . . . . . . . . .     99,483,118             --             --             --

NET ASSET VALUE,
     All Shares - offering and redemption price per share
     (Net Assets/Shares Outstanding). . . . . . . . . . .  $        1.00  $        1.00  $        1.00  $        1.00
                                                           -------------  -------------  -------------  -------------
                                                           -------------  -------------  -------------  -------------




                          SEE NOTES TO FINANCIAL STATEMENTS

                                   THE VALIANT FUND
                               STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)






                                                        U.S. TREASURY  U.S. TREASURY      GENERAL      TAX-EXEMPT
                                                         MONEY MARKET     INCOME       MONEY MARKET   MONEY MARKET
                                                          PORTFOLIO      PORTFOLIO(*)    PORTFOLIO      PORTFOLIO
                                                          ---------      -----------     ---------      ---------
INVESTMENT INCOME:
     Interest (Note 1). . . . . . . . . . . . . . . . .  $ 10,964,460   $    738,116   $  9,814,458   $  4,281,785
                                                         ------------   ------------   ------------   ------------
EXPENSES:
     Investment advisory fee (Note 2) . . . . . . . . .       412,466         33,215        363,546        246,012
     Distribution fee, Class B (Note 2) . . . . . . . .       318,890             --         11,716             --
     Distribution fee, Class D (Note 2 ). . . . . . . .       181,748             --             --             --
     Trustee fees (Note 2). . . . . . . . . . . . . . .         3,086             --          4,071          2,845
     Amortization of organization costs (Note 1). . . .         2,489          2,076          2,489          2,459
     Expenses borne by the Investment Adviser (Note 2).        (5,575)        (2,076)        (6,560)        (5,334)
                                                         ------------   ------------   ------------   ------------
          Total Expenses. . . . . . . . . . . . . . . .       913,104         33,215        375,262        246,012
                                                         ------------   ------------   ------------   ------------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . . .    10,051,356        704,901      9,439,196      4,035,773
                                                         ------------   ------------   ------------   ------------

REALIZED GAIN/(LOSS) ON
     INVESTMENTS SOLD (NOTE 1). . . . . . . . . . . . .        15,672             --         (1,528)        13,394
                                                         ------------   ------------   ------------   ------------
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS. . . . . . . . . . . . .  $ 10,067,028   $    704,901   $  9,437,668   $  4,049,167
                                                         ------------   ------------   ------------   ------------
                                                         ------------   ------------   ------------   ------------


------

(*) The Portfolio had investment operations from December 13, 1996 through
    January 30, 1997.


                          SEE NOTES TO FINANCIAL STATEMENTS

                                   THE VALIANT FUND
                         STATEMENTS OF CHANGES IN NET ASSETS
                            FEBRUARY 28, 1997 (UNAUDITED)





                                                                            U.S. TREASURY                  U.S. TREASURY
                                                                        MONEY MARKET PORTFOLIO            INCOME PORTFOLIO

                                                                        SIX MONTHS                       SIX MONTHS
                                                                          ENDED        YEAR ENDED          ENDED      YEAR ENDED
                                                                        2/28/97         8/31/96        2/28/97 (*)   8/31/96 (**)
                                                                        -------        -------         ----------    -----------
NET ASSETS AT BEGINNING OF PERIOD . . . . . . . . . . . . . . .       $ 247,135,913  $ 106,296,537  $      25,222  $      25,133
                                                                      -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
     Net investment income. . . . . . . . . . . . . . . . . . .          10,051,356      9,774,485        704,901        179,127
     Net realized gain (loss) on investments sold . . . . . . .              15,672        (10,545)            --
                                                                      -------------  -------------  -------------  -------------
          Net increase in net assets resulting. . . . . . . . .
               from operations. . . . . . . . . . . . . . . . .          10,067,028      9,763,940        704,901        179,127
                                                                      -------------  -------------  -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
     Class A. . . . . . . . . . . . . . . . . . . . . . . . . .          (2,157,382)    (3,702,775)      (704,901)      (179,127)
     Class B. . . . . . . . . . . . . . . . . . . . . . . . . .          (6,211,910)    (5,765,290)            --             --
     Class D. . . . . . . . . . . . . . . . . . . . . . . . . .          (1,682,064)      (315,420)            --             --
                                                                      -------------  -------------  -------------  -------------
     Net decrease from distributions. . . . . . . . . . . . . .         (10,051,356)    (9,774,485)      (704,901)      (179,127)
                                                                      -------------  -------------  -------------  -------------

SHARE TRANSACTIONS (AT $1.00 PER SHARE):
     CLASS A:
          Net proceeds from sales of shares . . . . . . . . . .          97,533,580    293,279,024    245,972,311     93,740,874
          Issued to shareholders in reinvestment of dividends .                 681          1,365            137             89
          Cost of shares repurchased. . . . . . . . . . . . . .        (102,811,644)  (238,199,277)  (245,972,311)   (93,740,874)
                                                                      -------------  -------------  -------------  -------------
               Net Class A share transactions . . . . . . . . .          (5,277,383)    55,081,112            137             89
                                                                      -------------  -------------  -------------  -------------
     CLASS B:
          Net proceeds from sales of shares . . . . . . . . . .         562,179,276    555,303,801             --             --
          Cost of shares repurchased. . . . . . . . . . . . . .        (407,159,098)  (505,084,160)            --             --
                                                                      -------------  -------------  -------------  -------------
          Net Class B share transactions. . . . . . . . . . . .         155,020,178     50,219,641             --             --
                                                                      -------------  -------------  -------------  -------------
     CLASS D:
          Net proceeds from sales of shares . . . . . . . . . .         236,742,436     49,343,549             --             --
          Cost of shares repurchased. . . . . . . . . . . . . .        (172,808,486)   (13,794,381)            --             --
                                                                      -------------  -------------  -------------  -------------
     Net Class D share transactions . . . . . . . . . . . . . .          63,933,950     35,549,168             --             --
                                                                      -------------  -------------  -------------  -------------
     Net increase from share transactions . . . . . . . . . . .         213,676,745    140,849,921            137             89
                                                                      -------------  -------------  -------------  -------------
               Net increase in net assets . . . . . . . . . . .         213,692,417    140,839,376            137             89
                                                                      -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD . . . . . . . . . . . . . . . . . .       $ 460,828,330  $ 247,135,913  $      25,359  $      25,222
                                                                      -------------  -------------  -------------  -------------
                                                                      -------------  -------------  -------------  -------------


-----------
* The Portfolio operated from December 13, 1996 - January 30, 1997. ** The Portfolio operated from December 11, 1995 - January 10, 1996.

                          SEE NOTES TO FINANCIAL STATEMENTS

                                   THE VALIANT FUND
                         STATEMENTS OF CHANGES IN NET ASSETS
                            FEBRUARY 28, 1997 (UNAUDITED)


                                                                         GENERAL MONEY                     TAX-EXEMPT
                                                                        MARKET PORTFOLIO             MONEY MARKET PORTFOLIO
                                                               SIX MONTHS ENDED     YEAR ENDED   SIX MONTHS ENDED     YEAR ENDED
                                                                    2/28/97          8/31/96          2/28/97           8/31/96
                                                                 ---------------  ---------------  ---------------  ---------------

NET ASSETS AT BEGINNING OF PERIOD . . . . . . . . . . . . . .   $   342,803,442  $   385,426,702  $   279,867,103  $   283,653,602
                                                                 ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
    Net investment income . . . . . . . . . . . . . . . . . .         9,439,196       25,653,674        4,035,773        9,548,672
    Net realized loss on investments sold . . . . . . . . . .            (1,528)        (184,202)          13,394           (4,894)
                                                                 ---------------  ---------------  ---------------  ---------------
         Net increase in net assets resulting
         from operations. . . . . . . . . . . . . . . . . . .         9,437,668       25,469,472        4,049,167        9,543,778
                                                                 ---------------  ---------------  ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income
    Class A . . . . . . . . . . . . . . . . . . . . . . . . .        (9,208,433)     (25,172,442)      (4,035,773)      (9,548,672)
    Class B . . . . . . . . . . . . . . . . . . . . . . . . .          (230,763)        (481,232)              --               --
                                                                 ---------------  ---------------  ---------------  ---------------
    Net decrease from distributions . . . . . . . . . . . . .        (9,439,196)     (25,653,674)      (4,035,773)      (9,548,672)
                                                                 ---------------  ---------------  ---------------  ---------------

SHARE TRANSACTIONS (AT $1.00 PER SHARE):
    CLASS A:
         Net proceeds from sales of shares. . . . . . . . . .     1,024,732,131    1,937,503,266      206,616,797      452,820,528
         Issued to shareholders in reinvestment of dividends          1,098,760        1,317,345              428              856
         Cost of shares repurchased . . . . . . . . . . . . .      (938,803,022)  (1,980,536,000)    (250,982,579)    (456,602,989)
                                                                 ---------------  ---------------  ---------------  ---------------
         Net Class A share transactions . . . . . . . . . . .        87,027,869      (41,715,389)     (44,365,354)      (3,781,605)
                                                                 ---------------  ---------------  ---------------  ---------------
    CLASS B:
         Net proceeds from sales of shares. . . . . . . . . .         5,960,513       11,688,082               --               --
         Cost of shares repurchased . . . . . . . . . . . . .        (5,505,764)     (12,411,751)              --               --
                                                                 ---------------  ---------------  ---------------  ---------------
         Net Class B share transactions . . . . . . . . . . .           454,749         (723,669)              --               --
                                                                 ---------------  ---------------  ---------------  ---------------
         Net increase (decrease) from share transactions. . .        87,482,619      (42,439,058)     (44,365,354)      (3,781,605)
                                                                 ---------------  ---------------  ---------------  ---------------
         Net increase (decrease) in net assets. . . . . . . .        87,481,091      (42,623,260)     (44,351,960)      (3,786,499)
                                                                 ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD . . . . . . . . . . . . . . . . .   $   430,284,533  $   342,803,442  $   235,515,143  $   279,867,103
                                                                 ---------------  ---------------  ---------------  ---------------
                                                                 ---------------  ---------------  ---------------  ---------------



                          SEE NOTES TO FINANCIAL STATEMENTS

                                   THE VALIANT FUND
                                FINANCIAL HIGHLIGHTS
              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (UNAUDITED)



                                                                     U.S. TREASURY MONEY
                                                                  MARKET PORTFOLIO - CLASS A
                                                  SIX MONTHS
                                                    ENDED       YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                   2/28/97        8/31/96        8/31/95      8/31/94 (1)
                                                   -------        -------        -------      -----------
Net Asset Value, Beginning of period. . . .       $   1.000      $   1.000      $   1.000      $   1.000
                                                  ---------      ---------      ---------      ---------
Income from Investment Operations:
      Net investment income (2) . . . . . .           0.025          0.053          0.054          0.012
                                                  ---------      ---------      ---------      ---------
Less Distributions:
      Dividends from net investment income.          (0.025)        (0.053)        (0.054)        (0.012)
                                                  ---------      ---------      ---------      ---------
Net Asset Value, End of period. . . . . . .       $   1.000      $   1.000      $   1.000      $   1.000
                                                  ---------      ---------      ---------      ---------
                                                  ---------      ---------      ---------      ---------

Total Return (a)  . . . . . . . . . . . . .            2.56%          5.45%          5.60%          1.19%

Ratios/Supplemental Data:
Net Assets, End of Period (000's) . . . . .       $  79,986      $  85,260      $  30,183         $   25
Ratios to average net assets:
      Net investment income (2) . . . . . .            5.09% (b)      5.21%          5.79%          4.06% (b)
      Operating expenses (2). . . . . . . .            0.20% (b)      0.20%          0.20%          0.20% (b)


                                                                   U.S. TREASURY MONEY
                                                                MARKET PORTFOLIO - CLASS B

                                                 SIX MONTHS
                                                    ENDED       YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                   2/28/97        8/31/96        8/31/95     8/31/94 (1)
                                                   -------        -------        -------      -----------
Net Asset Value, Beginning of period. . . .       $   1.000      $   1.000      $   1.000      $   1.000
                                                  ---------      ---------      ---------      ---------
Income from Investment Operations:
      Net investment income (3) . . . . . .           0.024          0.050          0.052          0.011
                                                  ---------      ---------      ---------      ---------
Less Distributions:
      Dividends from net investment income.          (0.024)        (0.050)        (0.052)        (0.011)
                                                  ---------      ---------      ---------      ---------
Net Asset Value, End of period. . . . . . .       $   1.000      $   1.000      $   1.000      $   1.000
                                                  ---------      ---------      ---------      ---------
                                                  ---------      ---------      ---------      ---------

Total Return (a). . . . . . . . . . . . . .            2.43%          5.18%          5.34%          1.12%

Ratios/Supplemental Data:
Net Assets, End of Period (000's) . . . . .       $ 281,356      $ 126,327      $  76,114      $  13,355
Ratios to average net assets:
      Net investment income (3) . . . . . .            4.87% (b)      5.01%          5.41%          3.87% (b)
      Operating expenses (3). . . . . . . .            0.45% (b)      0.45%          0.45%          0.45% (b)


(1) The Portfolio commenced Class A and Class B shares operations on May 17,
1994.
(2) Net investment income per share and the operating expense ratios before waiver and reimbursement of fees by the Trustees and the Investment Adviser, respectively, for the period ended February 28, 1997 were $ 0.026 and 0.20%, for the period ended August 31, 1996 were $0.053 and 0.20%, for the period ended August 31, 1995 were $0.054 and 0.21% and for the period ended August 31, 1994 were $0.012 and 0.26%.
(3) Net investment income per share and the operating expense ratios before waiver and reimbursement of fees by the Trustees and the Investment Adviser, respectively, for the period ended February 28, 1997 were $ 0.026 and 0.45%, for the period ended August 31, 1996 were $0.050 and 0.45%, for the period ended August 31, 1995 were $0.052 and 0.46% and for the period ended August 31, 1994 were $0.011 and 0.50%.
(a) Total returns for periods less than one year are not annualized and had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b) Annualized.



                          SEE NOTES TO FINANCIAL STATEMENTS

                                   THE VALIANT FUND
                                 FINANCIAL HIGHLIGHTS
              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (UNAUDITED)

                                                      U.S. TREASURY MONEY
                                                   MARKET PORTFOLIO - CLASS D
                                                     SIX MONTHS
                                                       ENDED    PERIOD ENDED
                                                      2/28/97    8/31/96(1)
                                                      -------    ----------

Net Asset Value, Beginning of period..............    $  1.000     $  1.000
                                                      --------     --------
Income from Investment Operations:
     Net investment income (6)....................       0.023        0.015
                                                      --------     --------
Less Distributions:
     Dividends from net investment income.........       (0.023)      (0.015)
                                                      --------     --------
Net Asset Value, End of period....................    $  1.000     $  1.000
                                                      --------     --------
                                                      --------     --------
Total Return (a)..................................        2.31%        1.55%

Ratios/Supplemental Data:
Net Assets, End of Period (000's).................    $ 99,486     $ 35,549
Ratios to average net assets:
     Net investment income (6)....................        4.63%(b)     4.68%(b)
     Operating expenses (6).......................        0.70%(b)     0.70%(b)



                                                                          U.S. TREASURY
                                                                     INCOME PORTFOLIO - CLASS A
                                                 PERIOD
                                                 ENDED           PERIOD ENDED        PERIOD ENDED       PERIOD ENDED
                                               2/28/97(2)         8/31/96 (3)         8/31/95 (4)        8/31/94 (5)
                                               ----------         -----------         -----------        -----------
Net Asset Value, Beginning of period .        $  1.000            $  1.000            $  1.000            $  1.000
                                               --------           --------            --------            --------
Income from Investment Operations:
     Net investment income (7) . . . .           0.005               0.004               0.004               0.001
                                               --------           --------            --------            --------
Less Distributions:
     Dividends from net investment
      income . . . . . . . . . . . . .          (0.005)             (0.004)             (0.004)             (0.001)
                                               --------           --------            --------            --------
Net Asset Value, End of period . . . .        $  1.000            $  1.000            $  1.000            $  1.000
                                               --------           --------            --------            --------
                                               --------           --------            --------            --------
Total Return (a) . . . . . . . . . . .           0.54%               0.35%               0.39%               0.12%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . .        $     25            $     25            $     25            $     25
Ratios to average net assets:
     Net investment income (7) . . . .        4.21% (b)              4.15%               4.47%            2.96% (b)
     Operating expenses (7). . . . . .        0.20% (b)              0.20%               0.20%            0.20% (b)


---------------
(1) The Portfolio commenced Class D shares operations on May 1, 1996.
(2) The Portfolio operated from December 13, 1996 to January 30, 1997.
(3) The Portfolio operated from December 11, 1995 to January 10, 1996.
(4) The Portfolio operated from December 12, 1994 to January 11, 1995.
(5) The Portfolio operated from December 28, 1993 to January 12, 1994.
(6) Net investment income per share and the operating expense ratios before reimbursement of fees by the Investment Adviser were $0.015 and 0.70%.
(7) Net investment income per share and the operating expense ratios before waiver and reimbursement of fees by the Trustees and the Investment Adviser, respectively, for the period ended February 28, 1997 were $0.006 and 0.21%, for the period ended August 31, 1996 were $0.004 and 0.35%, for the period ended August 31, 1995 were $0.004 and 0.29% and for the period ended August 31, 1994 were $0.001 and 0.22%.
(a) Total returns for periods less than one year are not annualized and had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b) Annualized.


                          SEE NOTES TO FINANCIAL STATEMENTS.

                                   THE VALIANT FUND
                           FINANCIAL HIGHLIGHTS-(CONTINUED)
              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (UNAUDITED)


                                                                          GENERAL MONEY
                                                                     MARKET PORTFOLIO - CLASS A
                                              SIX MONTHS
                                                ENDED            YEAR ENDED           YEAR ENDED        PERIOD ENDED
                                               2/28/97            8/31/96              8/31/95            8/31/94(1)
                                               -------            -------              -------            ----------
Net Asset Value, Beginning of period .        $  1.000            $  1.000            $  1.000            $  1.000
                                               --------           --------            --------            --------
Income from Investment Operations:
     Net investment income (2) . . . .           0.026               0.053               0.056               0.033
                                               --------           --------            --------            --------
Less Distributions:
     Dividends from net investment
       income  . . . . . . . . . . . .           (0.026)             (0.053)             (0.056)             (0.033)
                                               --------           --------            --------            --------
Net Asset Value, End of period . . . .        $  1.000            $  1.000            $  1.000            $  1.000
                                               --------           --------            --------            --------
                                               --------           --------            --------            --------

Total Return (a) . . . . . . . . . . .           2.59%               5.52%               5.81%               3.33%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . .        $421,096            $334,069            $375,965            $167,016
Ratios to average net assets:
     Net investment income (2) . . . .        5.19% (b)              5.36%               5.70%            3.70% (b)
     Operating expenses (2). . . . . .        0.20% (b)              0.20%               0.20%            0.20% (b)



                                                                          GENERAL MONEY
                                                                     MARKET PORTFOLIO - CLASS B
                                              SIX MONTHS
                                                ENDED            YEAR ENDED           YEAR ENDED        PERIOD ENDED
                                               2/28/97            8/31/96              8/31/95            8/31/94 (1)
                                               -------            -------              -------            -----------
Net Asset Value, Beginning of period .        $  1.000            $  1.000            $  1.000            $  1.000
                                               --------           --------            --------            --------
Income from Investment Operations:
     Net investment income (3) . . . .           0.024               0.051               0.053               0.009
                                               --------           --------            --------            --------
Less Distributions:
     Dividends from net investment
       income  . . . . . . . . . . . .          (0.024)             (0.051)             (0.053)             (0.009)
                                               --------           --------            --------            --------
Net Asset Value, End of period . . . .        $  1.000            $  1.000            $  1.000            $  1.000
                                               --------           --------            --------            --------
                                               --------           --------            --------            --------

Total Return (a) . . . . . . . . . . .           2.47%               5.26%               5.54%               0.92%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . .        $  9,188            $  8,734            $  9,461            $  9,520
Ratios to average net assets:
     Net investment income (3) . . . .        4.92% (b)              5.11%               5.33%            3.99% (b)
     Operating expenses (3). . . . . .        0.45% (b)              0.45%               0.45%            0.45% (b)


--------------
(1) The Portfolio commenced Class A and Class B shares operations on September 21, 1993 and May 17, 1994, respectively.
(2) Net investment income per share and the operating expense ratios before waiver and reimbursement of fees by the Trustees and the Investment Adviser, respectively, for the period ended February 28, 1997 were $0.026 and 0.20%, for the period ended August 31, 1996 were $0.053 and 0.20%, for the period ended August 31, 1995 were $0.056 and 0.20% and for the period ended August 31, 1994 were $0.033 and 0.21%.
(3) Net investment income per share and the operating expense ratios before waiver and reimbursement of fees by the Trustees and the Investment Adviser, respectively, for the period ended February 28, 1997 were $0.024 and 0.45%, for the period ended August 31, 1996 were $0.051 and 0.45%, for the period ended August 31, 1995 were $0.053 and 0.45% and for the period ended August 31, 1994 were $0.009 and 0.46%.
(a) Total returns for periods less than one year are not annualized and had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b) Annualized.

                          SEE NOTES TO FINANCIAL STATEMENTS.

                                   THE VALIANT FUND
                           FINANCIAL HIGHLIGHTS-(CONTINUED)
              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (UNAUDITED)

                                                                          TAX-EXEMPT MONEY
                                                                     MARKET PORTFOLIO - CLASS B
                                              SIX MONTHS
                                                ENDED            YEAR ENDED           YEAR ENDED        PERIOD ENDED
                                               2/28/97            8/31/96              8/31/95            8/31/94 (1)
                                               -------            -------              -------            -----------
Net Asset Value, Beginning of period .        $  1.000            $  1.000            $  1.000            $  1.000
                                               --------           --------            --------            --------
Income from Investment Operations:
     Net investment income (2) . . . .           0.016               0.034               0.035               0.021
                                               --------           --------            --------            --------
Less Distributions:
     Dividends from net investment
       income  . . . . . . . . . . . .          (0.016)             (0.034)             (0.035)             (0.021)
                                               --------           --------            --------            --------
Net Asset Value, End of period . . . .        $  1.000            $  1.000            $  1.000            $  1.000
                                               --------           --------            --------            --------
                                               --------           --------            --------            --------

Total Return (a) . . . . . . . . . . .           1.64%               3.43%               3.67%               2.11%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . .        $235,515            $279,867            $283,654            $258,130
Ratios to average net assets:
     Net investment income (2) . . . .        3.28% (b)              3.34%               3.50%            2.38% (b)
     Operating expenses (2). . . . . .        0.20% (b)              0.20%               0.20%            0.20% (b)


---------------
(1) The Portfolio commenced operations on October 7, 1993.
(2) Net investment income per share and the operating expense ratios before waiver and reimbursement of fees by the Trustees and the Investment Adviser,
respectively, for the period ended February 28, 199   7 were $0.016 and .20%,
for the period ended August 31, 1996 were $0.034 and 0.20%, for the period ended August 31, 1995 were $0.035 and 0.20% and for the period ended August 31, 1994 were $0.021 and 0.22%.
(a) Total returns for periods less than one year are not annualized and had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b) Annualized.


                          SEE NOTES TO FINANCIAL STATEMENTS.

                                   THE VALIANT FUND
                            NOTES TO FINANCIAL STATEMENTS
                            FEBRUARY 28, 1997 (UNAUDITED)


     The Valiant Fund (the "Trust") was organized as a Massachusetts business trust on January 29, 1993 and is registered under the Investment Company Act of 1940 as amended, as an open end management investment company. The Trust offers four managed investment portfolios. The accompanying financial statements and financial highlights are those of the U.S. Treasury Money Market, the U.S. Treasury Income, the General Money Market and the Tax-Exempt Money Market Portfolios (individually, a "Portfolio", collectively, the "Portfolios"). The Trust is authorized to offer four classes of shares: Class A, Class B, Class C and Class D. U.S. Treasury Money Market Class A, B and D, U.S. Treasury Income Class A, General Money Market Class A and B and Tax-Exempt Money Market Class A are currently active.

1. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles may require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
    The following is a summary of significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements.

     PORTFOLIO VALUATIONS: Securities in the Portfolios are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Interest income consists of market discount earned (including both original issue and market discount), less amortization of any market premium.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Portfolios to declare dividends daily from net investment income and to pay such dividends monthly. Net realized capital gains, if any, are distributed at least annually.

     Income and capital gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

     FEDERAL TAXES: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, no Portfolio will be subject to Federal income taxes to the extent that it distributes all of its taxable or tax-exempt income, if any, for its tax year ending August 31. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, no Portfolio will be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

     REPURCHASE AGREEMENTS: Each Portfolio, except the U.S. Treasury Income Portfolio, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. It is the Portfolio's policy to maintain collateral that is at least equal at all times to the total amount of the repurchase obligations including interest.

                                   THE VALIANT FUND
                      NOTES TO FINANCIAL STATEMENTS-(CONTINUED)
                            FEBRUARY 28, 1997 (UNAUDITED)


1.  SIGNIFICANT ACCOUNTING POLICIES-(CONTINUED)

In the event of a counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the market value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's sub-adviser, David L. Babson & Co. Inc., acting under the supervision of the Trust's Board of Trustees, reviews the value of collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

     EXPENSES AND ALLOCATIONS: Expenses directly attributable to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios. Each share class bears its pro-rata portion of expenses attributable to its series, except that each class separately bears its' own distribution fees.

     Income, Portfolio level expenses, and realized and unrealized gains and losses are allocated to each class of shares on a daily basis based on each class' portion of net assets.

     ORGANIZATION COSTS: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities laws. All such costs are being amortized using the straight line method over a period of five years from commencement of each Portfolio's operations. In the event that any of the initial shares of a Portfolio are redeemed before such organization expenses are fully amortized, the related Portfolio will be reimbursed by the shareholder redeeming such shares for any unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.


2.  INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND OTHER FEES

     Integrity Management & Research, Inc. (the "Investment Adviser" or the "Manager"), a wholly-owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. State Street Bank and Trust Company serves as the Trust's administrator, custodian and transfer agent. Integrity Investments, Inc. (the "Distributor") acts as exclusive distributor of the Trust's shares.
     The Trust pays the Investment Adviser a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Trust. Under its Management Agreement with the Trust, the Manager performs certain administrative and management services for the Trust and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager or the Sub-Adviser and pays all the Portfolio expenses with the following exceptions: the fees and expenses of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust; interest on borrowings; taxes; expenses incurred by Class B, Class C and Class D shares pursuant to the Distribution and Shareholder Servicing Plans; and such extraordinary non-recurring expenses as may arise.

                                   THE VALIANT FUND
                      NOTES TO FINANCIAL STATEMENTS-(CONTINUED)
                            FEBRUARY 28, 1997 (UNAUDITED)


     2. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND OTHER FEES- (CONTINUED)


     From time to time the Investment Adviser may waive all or a portion of the fees payable to it by a Portfolio, either voluntarily or pursuant to applicable statutory expense limitations. As such, the Investment Adviser has agreed to reimburse the Portfolios for expenses exceeding 0.20% of average daily net assets for Class A shares, 0.45% of the average daily net assets for Class B shares, 0.60% of average daily net assets for Class C shares and 0.70% of average daily net assets for Class D shares. The expense limitations are voluntary and were in effect through February 28, 1997. The expense limitations may be removed at any time thereafter with 90 days' prior notice to existing shareholders.

     For the six months ended February 28, 1997 the Investment Adviser reimbursed the Trust as follows:


PORTFOLIO                              REIMBURSEMENT
---------                              -------------
U.S. Treasury Money Market                $5,575
U.S. Treasury Income                       2,076
General Money Market                       6,560
Tax-Exempt Money Market                    5,334


     The Investment Adviser has entered into an investment sub-advisory agreement with David L. Babson & Co., Inc. ("Babson") pursuant to which the Investment Adviser pays fees to Babson, computed daily and paid monthly, at the annual rate of 0.10% of the first $500 million of the aggregate average daily net assets of the Portfolios and 0.05% of average daily net assets in excess thereof. Fees related to these services are borne directly by the Investment Adviser.

     The Trust has adopted a distribution plan for the Class A and Class B shares, a distribution plan for the Class C shares and a distribution plan for the Class D shares (together, the "Plans") pursuant to Rule 12b-1 of the Investment

Company Act of 1940. The Plans provide for payments to the Distributor of up to 0.35% of the average net assets of the Class B shares, up to 0.50% of the average net assets of the Class C shares and up to 0.50% of the average net assets of the Class D shares. Payments under the Plans have been authorized at the rate of 0.25% of each Portfolio's average daily net assets for the Class B shares, 0.40% of each Portfolio's average daily net assets for the Class C shares and 0.50% of each Portfolio's average daily net assets for the Class D shares for the six months ended February 28, 1997. No payments have been authorized for the Class A shares.

     Certain directors and officers of the Investment Adviser are also Trustees and officers of the Trust.

     Trustees who are not "interested persons" of the Trust receive an annual $1,000 retainer and $1,000 per Trustee meeting attended and are entitled to be reimbursed for out-of-pocket expenses incurred in attending such meetings.

3.  SHARES OF BENEFICIAL INTEREST

     The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of no par value shares of beneficial interest in the Portfolios. Shareholders are entitled to one vote for each dollar (or proportional fractional vote for each fraction of a dollar) of net asset value per share owned. Each Portfolio votes separately with respect to issues affecting only that Portfolio. Shareholders of a particular class have the exclusive right to vote on matters pertaining only to that class. Pursuant to the Declaration of Trust, the Trustees have the authority to create additional Portfolios and to issue additional classes of shares for each Portfolio of the Trust.


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

                                   THE VALIANT FUND
                      NOTES TO FINANCIAL STATEMENTS-(CONTINUED)
                            FEBRUARY 28, 1997 (UNAUDITED)


     3. SHARES OF BENEFICIAL INTEREST (CONTINUED)

     At February 28, 1997 Integrity Investments, Inc. owned 100% of the outstanding shares of the U. S. Treasury Income Portfolio and certain institutional shareholders were record owners of more than 10% of the total outstanding shares of the following Portfolios:

NAME OF PORTFOLIO                  NUMBER OF     PERCENTAGE OF
                                  SHAREHOLDERS    SHARES OWNED
--------------------------------------------------------------------------------
U.S. Treasury Money Market             3              88.4%
General Money Market                   2              83.1%
Tax-Exempt Money Market                1              99.9%


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